Variable Interest Entity (“VIE”) (Tables)	12 Months Ended
Dec. 31, 2024
Variable Interest Entity (“VIE”) [Abstract]
Schedule of Condensed Balance Sheet

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	USD
Current assets	48,490,650	44,242,131	6,154,656
Property and equipment, net	91,369,608	125,356,649	17,438,741
Other noncurrent assets	265,926,480	10,132,185	1,409,519
Total assets	405,786,738	179,730,965	25,002,916
Total liabilities	(609,000,686)	(616,896,870)	(85,818,384)
Net assets	(203,213,948)	(437,165,905)	(60,815,468)
	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	USD
Current liabilities:
Accounts payable	9,219,643	9,252,203	1,287,102
Deferred revenues	-	204,494	28,448
Other payables and accrued liabilities	16,422,802	18,773,301	2,611,611
Taxes payable	6,901,910	8,970,615	1,247,929
Third-party loan	186,932,179	186,932,179	26,004,699
Intercompany payable*	353,532,807	370,159,196	51,493,962
Total current liabilities	573,009,341	594,291,988	82,673,751
Non-current shareholder loan	35,991,345	22,604,882	3,144,633
Total liabilities	609,000,686	616,896,870	85,818,384

*	Intercompany balances will be eliminated upon consolidation.

Schedule of Condensed Income Statement

The summarized operating results of the VIE’s are as follows:

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	December 31,	December 31,	December 31,	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Operating revenues	32,112,603	2,779,482	437,235	60,825
Gross profit	14,442,464	(210,922)	154,316	21,467
Income (loss) from operations	589,775	(285,922,484)	(41,055,473)	(5,711,351)
Net income (loss)	5,700,402	(286,436,377)	(36,977,304)	(5,144,024)

Schedule of Condensed Cash Flow Statement

The summarized statements of cash flow of the VIE’s are as follows:

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	December 31,	December 31,	December 31,	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Net cash provided by (used in) operating activities	29,324,687	(117,520,675)	13,499,029	1,877,890
Net cash provided by (used in) investing activities	5,043,123	(67,043,921)	-	-
Net cash (used in) provided by financing activities	(84,715,145)	180,502,179	(13,386,463)	(1,862,231)
Effect of exchange rate on cash and cash equivalents	11,795	90,793	32,560	4,530
Net (decrease)/increase in cash and cash equivalents	(50,335,540)	(3,971,624)	145,126	20,189
Cash and cash equivalents, beginning of year	56,408,415	6,072,875	2,101,251	292,311
Cash and cash equivalents	6,072,875	2,101,251	2,246,377	312,500

Schedule of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash and cash equivalents reported within the parent company balance sheets that sum to the total of the same amounts shown in the parent company statements of cash flows:

	For the Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Cash and cash equivalents	6,072,875	2,101,251	2,246,377	312,500
Total cash and cash equivalents	6,072,875	2,101,251	2,246,377	312,500